Preferred Stock Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock (Textual) [Abstract]
Par value	$ 14,282,000,000	$ 12,830,000,000
Shares issued and outstanding	10,558,865	10,450,690
Voting Rights	If issued, preference shares would be limited to one vote per share
Additional paid-in capital included related to preferred stock	75,000,000	67,000,000
Preferred Stock, No Voting Rights [Member]
Preferred Stock (Textual) [Abstract]
Preferred Stock, Shares Authorized	20,000,000
Par value	0
Preferred Stock, Voting Rights [Member]
Preferred Stock (Textual) [Abstract]
Preferred Stock, Shares Authorized	4,000,000
Par value	0
Shares issued and outstanding	0
Employee Stock Ownership Plan Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Redemption terms	We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Par value	750,000,000	0
Shares issued and outstanding	30,000	0
Depositary shares issued and outstanding	30,000,000
Percentage Interest in a share of issued preferred stock	0.10%
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Par value	650,000,000	0
Shares issued and outstanding	26,000	0
Depositary shares issued and outstanding	26,000,000
Percentage Interest in a share of issued preferred stock	0.10%
Series G - 7.25% Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Preferred stock, commitment to issue	0
Series H - Floating Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Preferred stock, commitment to issue	$ 0